CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, shares authorized	100,000,000,000	100,000,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	10,950,000	10,950,000
Common stock, shares outstanding	10,950,000	10,950,000